Financial instrument (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments
Schedule of total marketable securities by currency

	June 30,	December 31,
	2023	2022
Percent

USD	82%	80%
DKK	11%	12%
EUR	6%	7%
GBP	1%	1%
Total	100%	100%

Schedule of level 3 reconciliation of assets

(DKK million)	June 30, 2023				December 31, 2022
Assets Measured at Fair Value	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Marketable securities	14,010	—	—	14,010	12,431	—	—	12,431
Other investments	108	—	75	183	67	—	66	133